December 11, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re:     Pacific Global ETF Trust, File Nos. 333-227097, 811-23376

Ladies and Gentlemen:

On behalf of Pacific Global ETF Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench